Derivatives (Changes in Realized and Unrealized Gains (Losses) with Respect to Derivatives Receiving Regulatory Deferral) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	$ 157	$ (258)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	28	163
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Regulatory Assets [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(33)	40
Derivative, Gain (Loss) on Derivative, Net	0	0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Regulatory Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	83	101
Derivative, Gain (Loss) on Derivative, Net	(2)	0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Inventory [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(17)	5
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(3)	17
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	(2)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulatory Assets [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(1)	0
Derivative, Gain (Loss) on Derivative, Net	0	0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulatory Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	1	(1)
Derivative, Gain (Loss) on Derivative, Net	0	0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Inventory [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	(1)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(78)	(90)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Regulatory Assets [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(4)	(2)
Derivative, Gain (Loss) on Derivative, Net	0	12
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Regulatory Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(30)	(30)
Derivative, Gain (Loss) on Derivative, Net	0	(8)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Inventory [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(30)	(44)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (14)	$ (18)